Property, Plant and Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Jun. 28, 2014	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Capital Leases for Equipment and Building [Member]	Dec. 29, 2012 Capital Leases for Equipment and Building [Member]
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization expense	$ 71,400,000	$ 68,600,000	$ 61,800,000		$ 11,600,000	$ 10,300,000	$ 9,800,000
Property, plant and equipment, net	831,778,000	813,607,000		920,513,000	306,204,000	291,666,000		309,671,000	11,300,000	3,100,000
Less accumulated depreciation, depletion and amortization	212,382,000	156,313,000		246,098,000	36,700,000	25,056,000		43,353,000	1,300,000	200,000
Capital leases, accrued expenses obligations									2,100,000
Future minimum rental commitments year one	2,100,000
Future minimum rental commitments year two	1,100,000
Future minimum rental commitments year three	2,900,000
Future minimum rental commitments year four	400,000
Future minimum rental commitments year five	400,000
Underground mine development costs					$ 22,900,000	$ 6,600,000